Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Feb. 13, 2024
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001
Dividends payable			$ 2	$ 6	$ 8
Related party payables				52	298
Valent Assignment Agreement [Member]
Percentage of net sales						5.00%
Related Party [Member]
Related party payables		$ 50		$ 52	$ 298
Preferred Stock Series A [Member]
Preferred Stock, shares issued		279,000		279,000	279,000
Preferred stock, rate of dividend	3.00%
Valent Technologies LLC [Member]
Loan payable outstanding amount	$ 279
Aggregate accrued interest	$ 29
Dividends payable		$ 2	$ 2	$ 8	$ 8
Valent Technologies LLC [Member] | Preferred Stock Series A [Member]
Preferred Stock, shares issued	279
Preferred stock, par value	$ 1